Employee Benefit Plans (Stock Compensation) (Details) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Jun. 30, 2011	Dec. 31, 2010	May 29, 2008	Dec. 31, 2006	Dec. 31, 2005
Share-based Compensation Arrangement by Share-based Payment Award
Allocated Share-based Compensation Expense			$ 30	$ 23
Employee Stock Ownership Plan (ESOP), Cash Contributions to ESOP			17,000,000	14,000,000	13,000,000
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized						6,000,000		11,000,000	16,000,000	8,000,000
Stock-based compensation cost	12,000,000	7,000,000	35,000,000	27,000,000	27,000,000
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk Free Interest Rate			1.10%	0.60%	1.00%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate			26.00%	50.00%	53.00%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Dividend Rate			2.60%	2.80%	3.10%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term			4 years 4 months 24 days	4 years 7 months 6 days	4 years 8 months 12 days
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value			$ 4.67	$ 7.58	$ 5.56
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized			$ 60,000,000
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized, Period for Recognition			1 year 8 months 12 days
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number			9,358,740	8,967,074	20,632,021		21,826,954
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price			$ 20.15	$ 16.27	$ 13.79		$ 13.52
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Number			5,180,504	8,147,381	18,704,618		16,241,130
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross			3,712,416	769,693	25,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price			$ 27.90	$ 22.59	$ 15.62
Exercise of stock options, shares			(3,267,937)	(12,358,474)	(1,068,934)
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period, Weighted Average Exercise Price			$ 18.28	$ 12.49	$ 7.31
Share-based Compensation Arrangement by Share-based Payment Award, Options, Forfeitures in Period			(52,813)	(76,166)	(150,999)
Share-based Compensation Arrangement by Share-based Payment Award, Options, Forfeitures and Expirations in Period, Weighted Average Exercise Price			$ 22.59	$ 22.69	$ 20.04
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number			1,913,072	2,924,738	3,012,656		2,666,901
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value			$ 22.68	$ 18.46	$ 14.78		$ 13.20
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period			650,728	1,332,222	1,645,246
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period, Weighted Average Grant Date Fair Value			$ 27.90	$ 22.59	$ 15.62
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Forfeited in Period			(8,116)	(17,840)	(1,253,058)
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Forfeited in Period, Weighted Average Grant Date Fair Value			$ 17.44	$ 14.55	$ 14.75
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period			(1,654,278)	(1,402,300)	(46,433)
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period, Weighted Average Grant Date Fair Value			$ 17.30	$ 14.78	$ 12.51